Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment.
Schedule of changes in property, plant and equipment

The following changes in property, plant and equipment were recorded during the year ended December 31, 2022:

				Reclassification	Currency
	Opening			to assets	translation	Ending
Costs	balance	Additions	Disposals	held for sale	adjustments	balance
Refinery and power plants	$65,742	$—	$—	$(25,500)	$2,747	$42,989
Processing plant and equipment	3,401	3	(903)	—	(2)	2,499
Office equipment	1,780	469	(14)	—	76	2,311
Right-of-use assets*	1,523	295	(482)	—	5	1,341
	$72,446	$767	$(1,399)	$(25,500)	$2,826	$49,140

				Reclassification	Currency
	Opening			to assets	translation	Ending
Accumulated depreciation	balance	Additions	Disposals	held for sale	adjustments	balance
Refinery and power plants	$19,839	$2,659	$—	$(6,363)	$1,062	$17,197
Processing plant and equipment	2,158	371	(869)	—	(3)	1,657
Office equipment	553	124	(14)	—	39	702
Right-of-use assets*	831	349	(481)	—	14	713
	23,381	$3,503	$(1,364)	$(6,363)	$1,112	20,269
Net book value	$49,065					$28,871

*Primarily consisting of office premises.

Note 11. Property, Plant and Equipment (continued)

The following changes in property, plant and equipment were recorded during the year ended December 31, 2021:

				Currency
	Opening			translation	Ending
Costs	balance	Additions	Disposals	adjustments	balance
Refinery and power plants	$65,913	$—	$—	$(171)	$65,742
Processing plant and equipment	3,399	—	—	2	3,401
Office equipment	1,036	988	(118)	(126)	1,780
Right-of-use assets*	1,792	84	(263)	(90)	1,523
	$72,140	$1,072	$(381)	$(385)	$72,446

				Currency
	Opening			translation	Ending
Accumulated depreciation	balance	Additions	Disposals	adjustments	balance
Refinery and power plants	$17,286	$2,586	$—	$(33)	$19,839
Processing plant and equipment	1,771	385	—	2	2,158
Office equipment	517	129	(31)	(62)	553
Right-of-use assets*	683	436	(263)	(25)	831
	20,257	$3,536	$(294)	$(118)	23,381
Net book value	$51,883				$49,065

*    Primarily consisting of office premises.